Shareholder Report, Line Graph (Details) 194008_Kensington Active Advantage Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 23, 2022	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 26,528	$ 24,603	$ 23,185	$ 25,000	$ 29,715
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					50% S&P500/50% Bloomberg Capital Aggregate Bond
Accumulated Value	$ 29,325	$ 26,032	$ 22,523	$ 25,000	$ 33,033